Significant accounting policies - Share-based compensation (Details) - Performance shares	12 Months Ended
Dec. 31, 2017
Grants prior to 2014 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	50.00%
Grants prior to 2014 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	120.00%
Grants subsequent to 2014 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	25.00%
Grants subsequent to 2014 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	150.00%